UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21471
Nuveen Tax Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2006

Shares	Description (1)	Value

	Common Stocks – 100.7% (68.3% of Total Investments)

	Aerospace & Defense – 6.9%

140,000	Lockheed Martin Corporation	$12,048,400
235,000	Raytheon Company	11,282,350

	Total Aerospace & Defense	23,330,750

	Capital Markets – 2.9%

205,000	JPMorgan Chase & Co.	9,626,800

	Commercial Banks – 5.1%

155,500	Wachovia Corporation	8,676,900
240,000	Wells Fargo & Company	8,683,200

	Total Commercial Banks	17,360,100

	Commercial Services & Supplies – 3.9%

296,600	Pitney Bowes Inc.	13,160,142

	Containers & Packaging – 2.1%

300,000	Packaging Corp. of America	6,960,000

	Diversified Financial Services – 4.0%

275,000	Citigroup Inc.	13,659,250

	Diversified Telecommunication Services – 10.9%

385,000	AT&T Inc.	12,535,600
343,000	KT Corporation, Sponsored ADR	7,364,210
235,000	Telecom Italia S.p.A., Sponsored ADR	5,635,300
301,500	Verizon Communications Inc.	11,194,695

	Total Diversified Telecommunication Services	36,729,805

	Electric Utilities – 4.3%

187,100	EDP – Energias de Portugal, S.A., Sponsored ADR	8,077,107
323,000	Korea Electric Power Corporation, Sponsored ADR	6,314,650

	Total Electric Utilities	14,391,757

	Household Durables – 2.6%

307,000	Newell Rubbermaid Inc.	8,694,240

	Household Products – 3.1%

160,000	Kimberly-Clark Corporation	10,457,600

	Insurance – 7.7%

289,400	Aon Corporation	9,801,978
187,200	Hartford Financial Services Group, Inc.	16,239,600

	Total Insurance	26,041,578

	Media – 4.6%

200,000	CBS Corporation, Class B	5,634,000
339,000	Clear Channel Communications, Inc.	9,780,150

	Total Media	15,414,150

	Metals & Mining – 4.9%

236,900	Alumina Limited, Sponsored ADR	4,332,901
90,000	POSCO, ADR	5,843,700
33,500	Rio Tinto PLC, Sponsored ADR	6,352,605

	Total Metals & Mining	16,529,206

	Multi-Utilities – 3.9%

110,000	Dominion Resources, Inc.	8,413,900
180,000	United Utilities PLC, Sponsored ADR	4,766,400

	Total Multi-Utilities	13,180,300

	Oil, Gas & Consumable Fuels – 8.0%

80,000	ChevronTexaco Corporation	5,188,800
113,400	ConocoPhillips	6,750,702
132,500	Eni S.p.A., Sponsored ADR	7,885,075
110,000	Total SA, Sponsored ADR	7,253,400

	Total Oil, Gas & Consumable Fuels	27,077,977

	Paper & Forest Products – 3.5%

220,000	International Paper Company	7,618,600
270,200	Stora Enso Oyj, Sponsored ADR	4,085,424

	Total Paper & Forest Products	11,704,024

	Pharmaceuticals – 1.6%

198,000	Pfizer Inc.	5,615,280

	Road & Rail – 2.3%

90,000	Union Pacific Corporation	7,920,000

	Thrifts & Mortgage Finance – 8.3%

260,000	Federal National Mortgage Association	14,536,600
330,000	IndyMac Bancorp, Inc.	13,582,800

	Total Thrifts & Mortgage Finance	28,119,400

	Tobacco – 8.0%

235,000	Altria Group, Inc.	17,989,250
159,900	Loews Corp – Carolina Group	8,856,861

	Total Tobacco	26,846,111

	Wireless Telecommunication Services – 2.1%

308,000	Vodafone Group PLC	7,040,880

	Total Common Stocks (cost $275,990,217)	339,859,350

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 11.2% (7.6% of Total Investments)

	Capital Markets – 0.9%

25,000	Goldman Sachs Group Inc., Series D, (6)	6.080%	A2	$652,345
20,000	Goldman Sachs Group Inc., (6)	6.200%	A2	518,000
77,700	Lehman Brothers Holdings Inc., Series F, (6)	6.500%	A-	2,003,106

	Total Capital Markets			3,173,451

	Commercial Banks – 3.2%

23,500	Abbey National PLC, Series B	7.375%	A	616,640
41,100	Abbey National PLC, Series C	7.375%	A2	1,048,050
40,000	ABN AMRO Capital Trust Fund VII	6.080%	A	980,800
25,000	Banco Santander	6.410%	A2	640,000
50,000	Bank of America Corporation, Series D	6.204%	A1	1,276,000
50,000	HSBC USA Inc., Series G	6.270%	A2	1,284,750
50,000	HSBC USA Inc., (6)	6.500%	A	1,284,375
40,000	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	1,016,800
40,000	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	1,012,000
20,000	SunTrust Bank Inc.	5.920%	A2	515,000
40,000	U.S. Bancorp, Series B	5.967%	A1	1,028,752

	Total Commercial Banks			10,703,167

	Consumer Finance – 0.6%

35,600	SLM Corporation, Series A, (6)	6.970%	BBB+	1,888,936

	Diversified Financial Services – 1.2%

10,000	CIT Group Inc., Series A, (6)	6.350%	BBB+	258,100
19,500	Citigroup Inc., Series F, (6)	6.365%	Aa3	990,600
28,900	Citigroup Inc., Series H, (6)	6.231%	Aa3	1,502,800
48,400	ING Group N.V.	7.200%	A	1,241,944
5,000	ING Group N.V.	7.050%	A	126,900

	Total Diversified Financial Services			4,120,344

	Electric Utilities – 1.4%

39,500	Alabama Power Company, Series A, (6)	5.300%	BBB+	989,278
40,000	Georgia Power Company	6.125%	Baa1	1,020,000
34,700	Interstate Power and Light Company, (6)	7.100%	Baa2	907,579
40,000	Mississippi Power Company	5.250%	A3	924,200
40,000	PPL Electric Utilities Corporation	6.250%	BBB	1,028,752

	Total Electric Utilities			4,869,809

	Insurance – 1.9%

50,300	Ace Ltd., Series C	7.800%	Baa2	1,305,285
71,900	Aegon N.V.	6.375%	A-	1,818,351
20,000	Arch Capital Group Limited	8.000%	Baa3	532,000
50,000	Endurance Specialty Holdings Limited	7.750%	Baa3	1,277,500
30,000	Prudential PLC	6.750%	A	764,100
30,000	Prudential PLC	6.500%	A-	759,600

	Total Insurance			6,456,836

	Thrifts & Mortgage Finance – 0.2%

20,000	Washington Mutual Inc.	6.090%	BBB	502,600

	U.S. Agency – 1.8%

20,000	Federal National Mortgage Association, (6)	5.500%	AA-	955,400
19,800	Federal National Mortgage Association, (6)	5.125%	AA-	874,170
25,000	Federal Home Loan Mortgage Corporation, (6)	6.420%	AA-	1,318,750
18,400	Federal Home Loan Mortgage Corporation, (6)	6.000%	AA-	917,240
20,000	Federal Home Loan Mortgage Corporation, (6)	5.700%	AA-	969,000
26,900	Federal Home Loan Mortgage Corporation, (6)	5.000%	AA-	1,163,425

	Total U.S. Agency			6,197,985

	Total $25 Par (or similar) Preferred Securities (cost $38,080,494)			37,913,128

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 22.7% (15.4% of Total Investments) (4)

	Aerospace & Defense – 1.6%

$1,636	Hexcel Corporation, Term Loan B	7.226%	3/01/12	BB-	$1,640,229
1,758	K&F Industries, Inc., Term Loan C	7.330%	11/18/12	B+	1,763,004
1,609	Vought Aircraft Industries, Inc., Term Loan	7.880%	12/22/11	B+	1,622,991
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.834%	12/22/10	B+	365,795

5,367	Total Aerospace & Defense				5,392,019

	Auto Components – 0.6%

2,000	Federal Mogul Corporation, Term Loan A, (5)	7.580%	2/24/04	N/R	1,933,333

	Building Products – 0.5%

1,774	PP Holding Corporation, Term Loan	8.330%	11/12/11	B	1,785,609

	Chemicals – 1.8%

2,000	Georgia Gulf Corporation, Term Loan B, WI/DD	TBD	TBD	BB	2,006,500
2,000	Lyondell Citgo Refining LP, Term Loan, WI/DD	TBD	TBD	BB	2,008,750
1,970	Rockwood Specialties Group, Inc., Term Loan E	7.485%	7/30/12	B+	1,980,589

5,970	Total Chemicals				5,995,839

	Commercial Services & Supplies – 0.7%

689	Allied Waste North America, Inc., Letter of Credit	7.084%	1/15/12	Ba3	687,034
1,736	Allied Waste North America, Inc., Term Loan B	7.210%	1/15/12	Ba3	1,731,631

2,425	Total Commercial Services & Supplies				2,418,665

	Containers & Packaging – 0.8%

1,000	Berry Plastics Corporation	7.080%	8/31/13	B+	1,001,375
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.572%	11/01/11	B+	175,836
833	Smurfit-Stone Container Corporation, Term Loan B	7.657%	11/01/11	B+	838,340
423	Smurfit-Stone Container Corporation, Term Loan C	7.667%	11/01/11	B+	425,899
133	Smurfit-Stone Container Corporation, Tranche C-1	7.625%	11/01/11	B+	133,649

2,564	Total Containers & Packaging				2,575,099

	Diversified Consumer Services – 0.3%

824	Alderwoods Group, Inc., Term Loan B-2	7.330%	9/29/09	BB	825,566

	Diversified Telecommunication Services – 1.2%

2,000	Cebridge III LLC., Term Loan B	7.739%	11/01/14	B+	1,985,313
2,000	Madison River Capital LLC, Term Loan	7.730%	7/29/12	B+	2,010,000

4,000	Total Diversified Telecommunication Services				3,995,313

	Electric Utilities – 0.3%

993	Mirant Corporation, Term Loan	7.074%	1/03/13	BB-	990,816

	Electrical Equipment – 0.5%

1,583	Sensus Metering Systems Inc., Term Loan B-1	6.483%	12/17/10	B+	1,582,609
210	Sensus Metering Systems Inc., Term Loan B-2	7.086%	12/17/10	B+	210,217

1,793	Total Electrical Equipment				1,792,826

	Health Care Providers & Services – 1.4%

1,780	Davita Inc., Term Loan B	7.529%	10/05/12	BB-	1,788,414
1,955	IASIS Healthcare LLC, Term Loan B	7.729%	6/22/11	B+	1,968,033
995	Quintiles Transnational Corporation, Term Loan B	7.370%	3/31/13	B1	994,845

4,730	Total Health Care Providers & Services				4,751,292

	Hotels, Restaurants & Leisure – 3.2%

1,990	24 Hour Fitness Worldwide, Inc., Term Loan B	8.055%	6/08/12	B	2,004,510
122	Cracker Barrel Delayed Draw Term Loan B-2, (7) (8)	0.750%	4/28/13	BB	(916)
876	Cracker Barrel Term Loan B-1	6.959%	4/28/13	BB	873,430
1,950	Jack in the Box Inc., Term Loan B	6.945%	1/08/11	BB	1,959,750
1,980	Penn National Gaming, Inc., Term Loan B	7.194%	10/03/12	BB	1,989,962
1,000	Pinnacle Entertainment Inc., Term Loan	7.330%	12/14/11	B1	1,002,709
1,000	Sonic Corporation, Term Loan, WI/DD	TBD	TBD	BB-	1,006,042
342	Venetian Casino Resort, LLC, Delayed Draw Term Loan	7.120%	6/15/11	BB-	342,521
1,658	Venetian Casino Resort, LLC, Term Loan	7.120%	6/15/11	BB-	1,661,229

10,918	Total Hotels, Restaurants & Leisure				10,839,237

	Household Products – 0.6%

1,928	Solo Cup Company, Term Loan	8.750%	2/27/11	B	1,925,492

	Insurance – 0.3%

1,180	Conseco, Inc., Term Loan	7.080%	6/22/10	BB-	1,180,731

	IT Services – 1.1%

1,730	Fidelity National Information Services, Term Loan B	7.080%	3/09/13	BB+	1,734,715
1,980	SunGard Data Systems Inc., Term Loan B	7.999%	2/11/13	B+	1,996,264

3,710	Total IT Services				3,730,979

	Machinery – 0.3%

760	Dresser-Rand Group, Inc., Term Loan	7.413%	10/29/07	BB-	765,060

	Media – 3.6%

1,990	Cablevision Systems Corporation, Incremental Term Loan	7.183%	3/30/13	BB	1,984,003
2,000	Charter Communications Inc., Term Loan B	8.125%	4/28/13	B	2,010,663
1,995	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.617%	4/08/12	NA	1,978,167
2,000	Neilsen Finance LLC, Term Loan B	8.190%	8/09/13	B+	1,995,556
1,891	Regal Cinemas Corporation, Term Loan	7.117%	11/10/10	BB-	1,886,239
2,186	WMG Acquisition Corp., Term Loan	7.389%	2/28/11	B+	2,196,156

12,062	Total Media				12,050,784

	Metals & Mining – 0.4%

1,032	Amsted Industries Incorporated, Delayed Draw Term Loan B, (7) (8)	0.500%	4/05/11	BB-	(14,187)
1,431	Amsted Industries Incorporated, Term Loan B	7.465%	4/05/13	BB-	1,431,271

	Total Metals & Mining				1,417,084

	Multi-Utilities – 0.6%

371	NRG Energy Inc., Credit Linked Deposit	7.367%	2/01/13	BB-	372,928
1,621	NRG Energy Inc., Term Loan	7.367%	2/01/13	BB-	1,628,920

1,992	Total Multi-Utilities				2,001,848

	Paper & Forest Products – 0.6%

1,985	Georgia-Pacific Corporation, Term Loan B	7.390%	12/20/12	BB-	1,991,134

	Real Estate Management & Development – 0.4%

1,500	LNR Property Corporation, Term Loan B	8.220%	7/12/11	B2	1,511,438

	Specialty Retail – 0.4%

1,500	Toys “R” Us, Inc., Term Loan, WI/DD	TBD	TBD	B	1,499,375

	Textiles, Apparel & Luxury Goods – 0.6%

2,000	HanesBrands Inc., Loan	7.625%	8/15/13	BB-	2,015,208

	Trading Companies & Distributors – 0.9%

1,000	Ashtead Group Public Limited Company, Term Loan B	1.750%	8/01/11	B3	1,000,000
196	Brenntag Holdings, Acquisition Facility Term Loan	8.080%	1/20/14	B	199,309
804	Brenntag Holdings, Term Loan B2	8.080%	1/20/14	B	810,669
337	United Rentals Inc., Credit Linked Deposit	5.340%	2/13/11	BB-	337,985
744	United Rentals Inc., Delayed Draw Term Loan B	7.330%	2/14/11	BB-	746,384

3,081	Total Trading Companies & Distributors				3,094,347

$77,519	Total Variable Rate Senior Loan Interests (cost $76,276,309)				76,479,094

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.8% (1.2% of Total Investments)

	Hotels, Restaurants & Leisure – 1.2%

$2,000	MGM Mirage, Inc.	6.750%	8/01/07	BB	$2,020,000
2,000	Park Place Entertainment	8.875%	9/15/08	Ba1	2,100,000

4,000	Total Hotels, Restaurants & Leisure				4,120,000

	Household Durables – 0.6%

2,000	D.R. Horton, Inc.	7.500%	12/01/07	BBB-	2,043,332

$6,000	Total Corporate Bonds (cost $6,215,243)				6,163,332

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 1.0% (0.7% of Total Investments)

	Electric Utilities – 1.0%

12	Consolidated Edison Company of New York Inc.	5.000%	8/01/53	A3	$1,063,590
5	Southern California Edison Company	6.125%	12/31/55	BBB-	499,842
9	Southern California Edison Company, Series A	5.349%	4/27/35	BBB-	911,250
10	Southern California Edison Company, Series C	6.000%	4/30/56	BBB-	1,024,063

	Total Electric Utilities				3,498,745

	Total Capital Preferred Securities (cost $3,433,955)				3,498,745

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 10.0% (6.8% of Total Investments)

$33,715	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $33,728,620, collateralized by $35,870,000 U.S. Treasury Notes, 3.625%, due 5/15/13, value $34,392,443	4.800%	10/02/06	$33,715,134

	Total Short-Term Investments (cost $33,715,134)			33,715,134

	Total Investments (cost $433,711,352) – 147.4%			497,628,783

	Borrowings Payable – (9.8)% (9)			(33,000,000)

	FundNotes – (23.1)%			(78,000,000)

	Other Assets Less Liabilities – (1.2)%			(4,124,672)

	FundPreferred Shares, at Liquidation Value – (13.3)%			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$337,504,111

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to September 30, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Investment is eligible for the Dividends Received Deduction.

(7)	Position represents an unfunded Senior Loan commitment outstanding at September 30, 2006.

(8)	Negative value represents unrealized depreciation on Senior Loan commitment at September 30, 2006.

(9)	Borrowings payable as a percentage of total investments is (6.6)%.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $434,061,497.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$69,278,561
Depreciation	(5,711,275)

Net unrealized appreciation (depreciation) of investments	$63,567,286

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax Advantaged Total Return Strategy Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.